Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Schedule of Trading Assets and Liabilities
Trading assets	SFr 135,586	SFr 140,201	SFr 156,334
Trading liabilities	42,776	44,755	39,119
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	67,595	68,380	72,765
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	43,754	46,595	55,722
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	19,564	20,400	19,621
Trading liabilities	15,182	14,935	14,654
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,673	4,826	8,226
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	27,594	SFr 29,820	24,465
Bank
Schedule of Trading Assets and Liabilities
Trading assets	135,787		156,774
Trading liabilities	42,779		39,132
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	67,695		72,826
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	43,799		55,822
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	19,621		19,900
Trading liabilities	15,183		14,654
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,672		8,226
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 27,596		SFr 24,478